FINANCING EXPENSES, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FINANCING EXPENSES, NET

NOTE 5 - FINANCING EXPENSES, NET

	Three months period ended March 31,
	2022	2021
	Unaudited	Unaudited

Modification of terms relating to straight loan transaction	$-	$(6)
Amortization of discounts and accrued interest on convertible bridge loans	6,127	15,033
Amortization of discounts and accrued interest on straight loans	164	861
Change in fair value of derivative warrants liability and fair value of warrants expired	-	(201)
Change in fair value of liability related to conversion feature of convertible bridge loans	(3,431)	(977)
Direct and incremental issuance costs allocated to conversion feature of convertible bridge loan	-	169
Settlement in cash of prepayment obligation related to convertible bridge loan	-	182
Interest and related royalties under receivables financing facility	(153)	238
Amortization of prepaid expenses related to commitment shares in connection with receivables financing facility and equity line	567	293
Exchange rate differences and other finance expenses	197	62
Financing (income) expenses, net	$3,471	$15,654

	Year ended December 31
	2021	2020

Change in fair value of warrants liability and warrants expired	$(301)	$201
Change in fair value of liability related to conversion feature of convertible bridge loans	(2,180)	(355)
Amortization of discounts and accrued interest on straight loans	2,657	1,170
Amortization of discounts and accrued interest on convertible bridge loans	25,575	11,196
Change in terms relating to convertible bridge loans transactions	-	(3,375)
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions	-	170
Issuance of shares as call options to acquire potential acquiree	-	3,000
Settlement in cash of prepayment obligation related to convertible bridge loan	182
Issuance of shares as a settlement in excess of the carrying amount of financial liabilities	870	487
Interest and related royalty of receivables financing facility	375	1,006
Amortization of prepaid expenses related to commitment shares in connection with receivables financing facility and equity line	591	144
Exchange rate differences and other finance expenses	2,571	668
	$30,340	$14,312